UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA U.S. Value Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA U.S. Value Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

ITEM 1. Schedule of Investments.

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Health Care Supply Chain — 19.5%
AmerisourceBergen Corporation	99,510	$8,038,418
Cardinal Health, Inc.	98,560	7,658,112
McKesson Corporation	48,300	8,054,025
		$23,750,555
Entertainment Content — 17.7%
CBS Corporation (Class B)	146,600	$8,024,884
Time Warner, Inc.	92,438	7,358,989
Twenty-First Century Fox, Inc. (Class A)	255,000	6,176,100
		$21,559,973
Food & Drug Stores — 11.1%
CVS Health Corporation	73,990	$6,584,370
Walgreens Boots Alliance, Inc.	86,550	6,977,661
		$13,562,031
Entertainment Facilities — 7.3%
Madison Square Garden Co. (The) (Class A)*	32,950	$5,582,059
Norwegian Cruise Line Holdings, Ltd.*	87,450	3,296,865
		$8,878,924
Airlines — 7.0%
Delta Air Lines, Inc.	71,450	$2,812,272
Southwest Airlines Co.	72,900	2,835,081
Spirit Airlines, Inc.*	66,850	2,843,130
		$8,490,483
Investment Management — 4.6%
Invesco, Ltd.	180,150	$5,633,291

Internet Media — 3.9%
Alphabet, Inc. (Class C)*	6,100	$4,741,469

Home Improvement — 3.5%
Whirlpool Corporation	26,200	$4,248,592

Managed Care — 3.4%
Anthem, Inc.	32,450	$4,066,310

Home & Office Furnishings — 3.1%
Tempur Sealy International, Inc.*	67,070	$3,805,552

Wealth Management — 3.1%
Ameriprise Financial, Inc.	37,900	$3,781,283

Publishing & Broadcasting — 2.0%
Houghton Mifflin Harcourt Co.*	181,730	$2,436,999

Comml & Res Bldg Equip & Sys — 1.8%
Ingersoll-Rand plc	32,050	$2,177,477

See notes to financial statements.

	Principal Amount	Fair Value
OTHER COMMON STOCKS — 1.8%		$2,177,137

TOTAL COMMON STOCKS — 89.8% (Cost $108,413,379)		$109,310,076

Call Options Written — (0.1)%
Ingersoll-Rand PLC Call-Strike $65.00; expires 10/21/16; 32,000* (Link, Gorman, Peck, & Co. Counterparty)*	(32,000)	$(112,000)
Tempur Sealy International, Inc. Call-Strike $60.00; expires 12/16/16; $23,400* (Link Brokers Derivatives Corporation Counterparty)*	(23,400)	(66,690)
TOTAL CALL OPTIONS WRITTEN (Cost $(105,994))		$(178,690)

TOTAL INVESTMENT SECURITIES — 89.7% (Cost $108,307,385)		$109,131,386

Short-Term Investments — 10.0%
State Street Bank Repurchase Agreement — 0.03% 10/3/2016 (Dated 09/30/2016, repurchase price of $12,247,031, collateralized by $11,035,000 principal amount U.S. Treasury Note - 2.875% 2045, fair value $12,497,138)	$12,247,000	$12,247,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,247,000)		$12,247,000

TOTAL INVESTMENTS — 99.7% (Cost $120,554,385)		$121,378,386
Other Assets and Liabilities, net — 0.3%		387,167
NET ASSETS — 100.0% — NOTE 2		$121,765,553

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care Supply Chain	$23,750,555	$—	$—	$23,750,555
Entertainment Content	21,559,973	—	—	21,559,973
Food & Drug Stores	13,562,031	—	—	13,562,031
Entertainment Facilities	8,878,924	—	—	8,878,924
Airlines	8,490,483	—	—	8,490,483
Investment Management	5,633,291	—	—	5,633,291
Internet Media	4,741,469	—	—	4,741,469
Home Improvement	4,248,592	—	—	4,248,592
Managed Care	4,066,310	—	—	4,066,310
Home & Office Furnishings	3,805,552	—	—	3,805,552
Wealth Management	3,781,283	—	—	3,781,283
Publishing & Broadcasting	2,436,999	—	—	2,436,999
Comml & Res Bldg Equip & Sys	2,177,477	—	—	2,177,477
Other Common Stocks	2,177,137	—	—	2,177,137
Short-Term Investment	—	12,247,000	—	12,247,000
	$109,310,076	$12,247,000	$—	$121,557,076
Equity Options (equity risk)	$—	$(178,690)	$—	$(178,690)

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2016 (excluding short-term investments), was $109,959,609 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$3,918,012
Gross unrealized depreciation:	(4,567,545)
Net unrealized depreciation:	$(649,533)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA U.S. VALUE FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: November 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: November 29, 2016